GOODWILL (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill
The following table presents the carrying amount for Brookfield Infrastructure’s goodwill:

US$ MILLIONS	2024	2023
Balance at beginning of the year	$14,488	$8,789
Acquisitions through business combinations(1)	294	5,334
Assets held by subsidiaries disposed during the period(2)	(149)	(36)
Foreign currency translation and other	(532)	401
Balance at end of the year	$14,101	$14,488

(1)See Note 7, Acquisition of Businesses, for additional information.
(2)Assets held by subsidiaries disposed during the period includes the deconsolidation of goodwill balances from our Peruvian toll road operations (refer to Note 34, Related Party Transactions, for additional information) and the disposition of a subsidiary of our Australian port operations (refer to Note 5, Disposition of Businesses, for additional information).

Disclosure of detailed information about intangible assets
Intangible assets are allocated to the following cash generating units:

US$ MILLIONS	2024	2023
North American residential decarbonization infrastructure operation	$3,006	$3,267
Brazilian regulated transmission operation	2,299	2,970
Canadian diversified midstream operation	1,718	2,050
North American rail operations	1,674	1,732
Indian telecom tower operation(1)	1,175	652
European residential decarbonization infrastructure business	1,196	1,198
Brazilian electricity transmission operation(1)	1,023	505
Global intermodal logistics operations	577	704
U.K. wireless infrastructure operation	549	563
North American retail colocation data center operations(1)	454	132
U.K. port operation	267	272
Other(2)	583	1,800
Total	$14,521	$15,845

(1)Refer to Note 7, Acquisition of Businesses, for further details
(2)Other intangibles are primarily comprised of customer contracts at our Canadian natural gas gathering and processing operation, Colombian natural gas distribution operation, natural gas operation in India and contracted order book at our U.K. regulated distribution operation.
Goodwill is allocated to the following cash generating units or group of cash generating units:

US$ MILLIONS	2024	2023
North American residential decarbonization infrastructure business	$3,050	$3,117
European residential decarbonization infrastructure business	2,126	1,881
North American rail operations	2,099	2,098
Canadian diversified midstream operation	1,871	2,028
Global intermodal logistics operation	1,163	1,163
European hyperscale data center platform	721	797
Canadian natural gas gathering and processing operation	669	726
Indian telecom tower operation	523	242
U.S. colocation data center operation	503	503
Brazilian regulated transmission operation	411	526
Colombian natural gas distribution operation	404	461
U.K. wireless infrastructure operation	344	350
Other	217	596
Total	$14,101	$14,488